OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Disclosure of operating segments [Table Text Block]

	Israel	Germany	Adjustments	Total
Year ended December 31, 2022

Revenue	$50,500	$3,835	$-	$54,335

Segment loss	$(23,606)	$(3,225)	$-	$(26,831)

Unallocated corporate expenses			$(3,960)	$(3,960)

Total operating loss				$(30,791)

Depreciation, amortization and impairment	$6,747	$200	$-	$6,947

	Israel	Germany	Adjustments	Total
Year ended December 31, 2021

Revenue	$25,431	$8,622	$-	$34,053

Segment loss	$(10,653)	$(5,142)	$-	$(15,795)

Unallocated corporate expenses			$(7,240)	$(7,240)

Total operating loss				$(23,035)

Depreciation, amortization and impairment	$1,424	$701	$-	$2,125

	Israel	Germany	Adjustments	Total
Year ended December 31, 2020

Revenue	$13,826	$2,064	$-	$15,890

Segment loss	$(2,090)	$(3,744)	$-	$(5,834)

Unallocated corporate expenses			$(2,411)	$(2,411)

Total operating loss				$(8,245)

Depreciation, amortization and impairment	$856	$74	$-	$930